PREPAID EXPENSES AND OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER ASSETS
Prepaid expenses and other assets	$ 123.4	$ 98.7
Vehicle parts, supplies and inventory	98.2	84.2
Prepaid expenses and other assets	$ 221.6	$ 182.9